Schedule of Investments - Treasury (USD $)	Dec. 31, 2013	Dec. 31, 2012
U.S. Treasury Bills, 0.030% due January 2, 2014 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets	7.69%
Fair Value	$ 5,000,000
Face Value	5,000,000
U.S. Treasury Bills, 0.025% due January 9, 2014 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets	10.76%
Fair Value	6,999,986
Face Value	7,000,000
U.S. Treasury Bills, 0.005% due January 23, 2014 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets	18.45%
Fair Value	11,999,916
Face Value	12,000,000
U.S. Treasury Bills, 0.080% due February 20, 2014 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets	1.54%
Fair Value	999,976
Face Value	1,000,000
U.S. Treasury Bills, 0.070% due March 13, 2014 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets	38.44%
Fair Value	24,998,300
Face Value	25,000,000
U.S. Treasury Bills, 0.070% due March 27, 2014 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets	15.38%
Fair Value	9,998,540
Face Value	10,000,000
U.S. Treasury Bills, 0.065% due April 3, 2014 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets	7.69%
Fair Value	4,999,165
Face Value	5,000,000
United States Treasury Obligations [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets	99.95%	78.92%
Fair Value	64,995,883	72,995,469
Face Value
U.S. Treasury Bills, 0.05% due January 10, 2013 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		7.57%
Fair Value		6,999,958
Face Value		7,000,000
U.S. Treasury Bills, 0.015% due January 17, 2013 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		1.08%
Fair Value		999,993
Face Value		1,000,000
U.S. Treasury Bills, 0.105% due February 14, 2013 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		2.16%
Fair Value		1,999,934
Face Value		2,000,000
U.S. Treasury Bills, 0.09% due February 21, 2013 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		4.33%
Fair Value		3,999,848
Face Value		4,000,000
U.S. Treasury Bills, 0.09% due March 14, 2013 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		1.08%
Fair Value		999,936
Face Value		1,000,000
U.S. Treasury Bills, 0.04% due March 21, 2013 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		41.08%
Fair Value		37,997,340
Face Value		38,000,000
U.S. Treasury Bills, 0.085% due March 28, 2013 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		21.62%
Fair Value		19,998,460
Face Value		$ 20,000,000